Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  February 28, 2025

Schedule of Investments  |  2/28/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 149.0%
	Senior Secured Floating Rate Loan Interests — 126.3% of Net Assets*(a)
	Advanced Materials — 0.9%
1,332,113	Groupe Solmax, Inc., Initial Term Loan, 9.34% (Term SOFR + 475 bps), 5/29/28	$ 1,183,915
	Total Advanced Materials	$1,183,915

	Advertising Sales — 0.4%
522,568	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.438% (Term SOFR + 400 bps), 8/21/28	$ 523,140
	Total Advertising Sales	$523,140

	Advertising Services — 1.9%
955,653	Dotdash Meredith, Inc., Term B-1 Loan, 7.809% (Term SOFR + 350 bps), 12/1/28	$ 962,821
548,604	Neptune BidCo US, Inc., First Lien Dollar Term B Loan, 9.389% (Term SOFR + 500 bps), 4/11/29	488,943
967,725	Summer (BC) Bidco B LLC, USD Extended Facility B, 9.589% (Term SOFR + 500 bps), 2/15/29	971,959
	Total Advertising Services	$2,423,723

	Aerospace & Defense — 0.2%
249,000	Goat Holdco LLC, Term B Loan, 7.324% (Term SOFR + 300 bps), 1/27/32	$ 248,266
	Total Aerospace & Defense	$248,266

	Airlines — 1.0%
668,056	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 9.305% (Term SOFR + 475 bps), 4/20/28	$ 682,852
494,949	American Airlines, Inc., 2024 Replacement Term Loan, 6.562% (Term SOFR + 225 bps), 2/15/28	494,073
114,678	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 8.043% (Term SOFR + 375 bps), 10/20/27	116,357
	Total Airlines	$1,293,282

	Airport Development & Maintenance — 0.4%
554,000(b)	Apple Bidco LLC, Amendment No. 5 Term Loan, 9/23/31	$ 551,923
	Total Airport Development & Maintenance	$551,923

1Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Apparel Manufacturers — 0.2%
215,397	Hanesbrands, Inc., Initial Tranche B Term Loan, 8.074% (Term SOFR + 375 bps), 3/8/30	$ 217,013
	Total Apparel Manufacturers	$217,013

	Appliances — 0.9%
1,144,278	Osmosis Buyer Ltd., 2025 Refinancing Term B Loan, 7.309% (Term SOFR + 300 bps), 7/31/28	$ 1,141,417
	Total Appliances	$1,141,417

	Applications Software — 3.4%
352,853	Central Parent LLC, First Lien 2024 Refinancing Term Loan, 7.579% (Term SOFR + 325 bps), 7/6/29	$ 323,176
945,128	ConnectWise LLC, Initial Term Loan, 8.09% (Term SOFR + 350 bps), 9/29/28	947,609
537,822	EP Purchaser LLC, First Lien Closing Date Term Loan, 8.09% (Term SOFR + 350 bps), 11/6/28	536,477
477,076	Flash Charm, Inc., First Lien Incremental Term Loan, 7.791% (Term SOFR + 350 bps), 3/2/28	452,825
872,276(c)	Loyalty Ventures, Inc., Term B Loan, 11.46% (LIBOR + 650 bps), 11/3/27	65,421
1,444,905	RealPage, Inc., First Lien Initial Term Loan, 7.59% (Term SOFR + 300 bps), 4/24/28	1,437,320
574,651	SS&C Technologies Holdings, Inc., Term B-8 Loan, 6.324% (Term SOFR + 200 bps), 5/9/31	576,377
	Total Applications Software	$4,339,205

	Athletic Equipment — 0.3%
401,962	Recess Holdings, Inc., First Lien Initial Term Loan, 8.047% (Term SOFR + 375 bps), 2/20/30	$ 405,103
	Total Athletic Equipment	$405,103

	Auto Parts & Equipment — 3.8%
409,654	Adient US LLC, Term B-2 Loan, 6.574% (Term SOFR + 225 bps), 1/31/31	$ 409,313
636,734	American Axle & Manufacturing, Inc., New Tranche B Term Loan, 7.446% (Term SOFR + 300 bps), 12/13/29	636,336
1,815,298	First Brands Group LLC, First Lien 2021 Term Loan, 9.552% (Term SOFR + 500 bps), 3/30/27	1,747,981
1,978,629	IXS Holdings, Inc., Initial Term Loan, 8.679% (Term SOFR + 425 bps), 3/5/27	1,977,393
	Total Auto Parts & Equipment	$4,771,023

Pioneer Floating Rate Fund, Inc. | 2/28/252

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Repair Centers — 1.4%
689,272	Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 7.052% (Term SOFR + 275 bps), 10/16/31	$ 691,570
1,258,675	Champions Holdco, Inc., Initial Term Loan, 9.072% (Term SOFR + 475 bps), 2/23/29	1,127,458
	Total Auto Repair Centers	$1,819,028

	Auto-Truck Trailers — 0.7%
972,500	Novae LLC, Tranche B Term Loan, 9.424% (Term SOFR + 500 bps), 12/22/28	$ 915,366
	Total Auto-Truck Trailers	$915,366

	Beverages — 1.0%
490,059	Pegasus BidCo B.V., 2024-2 Dollar Term Loan, 7.573% (Term SOFR + 325 bps), 7/12/29	$ 493,122
768,491	Triton Water Holdings, Inc., First Lien 2025 Refinancing Term Loan, 6.565% (Term SOFR + 225 bps), 3/31/28	770,604
	Total Beverages	$1,263,726

	Broadcast Service & Programing — 0.4%
466,076	Univision Communications, Inc., First Lien Initial Term Loan, 7.688% (Term SOFR + 325 bps), 1/31/29	$ 461,416
	Total Broadcast Service & Programing	$461,416

	Building & Construction — 1.2%
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 11.188% (Term SOFR + 675 bps), 3/30/29	$ 494,062
964,085	Service Logic Acquisition, Inc., Relevant Term Loan, 7.791% (Term SOFR + 350 bps), 10/29/27	974,931
	Total Building & Construction	$1,468,993

	Building & Construction Products — 2.5%
485,000	Chariot Buyer LLC, First Lien Initial Term Loan, 7.674% (Term SOFR + 325 bps), 11/3/28	$ 485,000
1,425,428	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.662% (Term SOFR + 325 bps), 4/12/28	1,318,521
316,381	Jeld-Wen, Inc., Replacement 2023 Term B Loan, 6.438% (Term SOFR + 200 bps), 7/28/28	313,850
486,110	LHS Borrower LLC, Initial Term Loan, 9.174% (Term SOFR + 475 bps), 2/16/29	453,298
149,250	MI Windows and Doors LLC, Term B-2 Loan, 7.324% (Term SOFR + 300 bps), 3/28/31	149,786
3Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Building & Construction Products — (continued)
248,125	Potters Industries LLC, 2024 Incremental Term Loan, 8.041% (Term SOFR + 300 bps), 12/14/27	$ 248,776
175,000(b)	Potters Industries LLC, 2025 Incremental Term Loan, 12/14/27	175,520
	Total Building & Construction Products	$3,144,751

	Building Production — 1.0%
738,811	Koppers, Inc., Term B-2 Loan, 6.82% (Term SOFR + 250 bps), 4/10/30	$ 741,581
552,000	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 6.56% (Term SOFR + 225 bps), 2/10/32	551,741
	Total Building Production	$1,293,322

	Building-Air & Heating — 0.2%
220,788	EMRLD Borrower LP, Initial Term B Loan, 6.933% (Term SOFR + 250 bps), 5/31/30	$ 220,453
	Total Building-Air & Heating	$220,453

	Building-Heavy Construction — 1.1%
700,000	Construction Partners, Inc., Closing Date Loan, 6.824% (Term SOFR + 250 bps), 11/3/31	$ 700,000
731,108	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 7.688% (Term SOFR + 325 bps), 6/23/28	728,824
	Total Building-Heavy Construction	$1,428,824

	Cable & Satellite Television — 1.0%
471,634	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.802% (Term SOFR + 525 bps), 8/2/29	$ 469,187
413,195	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 7.688% (Term SOFR + 325 bps), 9/25/26	359,480
500,000	Virgin Media Bristol LLC, Facility Q, 7.676% (Term SOFR + 325 bps), 1/31/29	492,422
	Total Cable & Satellite Television	$1,321,089

	Casino Hotels — 1.8%
1,475,936	Century Casinos, Inc., Term B Facility Loan, 10.407% (Term SOFR + 600 bps), 4/2/29	$ 1,453,796
773,020	Fertitta Entertainment LLC, Initial B Term Loan, 7.824% (Term SOFR + 350 bps), 1/27/29	774,309
	Total Casino Hotels	$2,228,105

	Casino Services — 0.8%
264,005	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.563% (Term SOFR + 225 bps), 2/6/31	$ 264,913
Pioneer Floating Rate Fund, Inc. | 2/28/254

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — (continued)
705,156	Everi Holdings, Inc., Term B Loan, 6.938% (Term SOFR + 250 bps), 8/3/28	$ 707,316
33,533	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.967% (Term SOFR + 765 bps), 10/2/28	32,192
67,557	Lucky Bucks LLC, Priority Second Out Term Loan, 11.967% (Term SOFR + 765 bps), 10/2/29	58,099
	Total Casino Services	$1,062,520

	Cellular Telecom — 1.8%
1,897,995	Altice France S.A., USD TLB-[14] Loan, 9.802% (Term SOFR + 550 bps), 8/15/28	$ 1,699,497
533,375	CCI Buyer, Inc., First Lien Initial Term Loan, 8.329% (Term SOFR + 400 bps), 12/17/27	536,042
	Total Cellular Telecom	$2,235,539

	Chemicals-Diversified — 3.2%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 11.424% (Term SOFR + 700 bps), 9/30/29	$ 985,000
263,000(b)	Fortis 333, Inc., Term Loan, 2/6/32	263,329
193,611	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC), 2024 Refinancing Term Loan, 8.84% (Term SOFR + 425 bps), 8/18/28	193,369
446,625	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.674% (Term SOFR + 425 bps), 4/2/29	446,253
295,500	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 8.174% (Term SOFR + 375 bps), 3/14/30	294,946
686,030	Ineos US Finance LLC, 2030 Dollar Term Loan, 7.574% (Term SOFR + 325 bps), 2/18/30	680,885
1,217,977	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.935% (Term SOFR + 350 bps), 10/15/28	1,222,544
	Total Chemicals-Diversified	$4,086,326

	Chemicals-Plastics — 0.3%
397,987	Bakelite US Holdco, Inc., Initial Loan, 8.087% (Term SOFR + 375 bps), 12/23/31	$ 395,666
	Total Chemicals-Plastics	$395,666

	Chemicals-Specialty — 3.1%
346,637	Avient Corp., Term B-8 Loan, 6.285% (Term SOFR + 200 bps), 8/29/29	$ 347,763
731,270	Axalta Coating Systems U.S. Holdings, Inc., Term B-7 Dollar Loan, 6.079% (Term SOFR + 175 bps), 12/20/29	734,013
744,375	Element Solutions Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 6.074% (Term SOFR + 175 bps), 12/18/30	745,039
5Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Chemicals-Specialty — (continued)
246,264	H.B. Fuller Co., 2024 Amendment Refinancing Term B Loan, 6.324% (Term SOFR + 200 bps), 2/15/30	$ 246,956
557,380	Mativ Holdings, Inc., Term B Loan, 8.188% (Term SOFR + 375 bps), 4/20/28	556,160
409,000	Minerals Technologies, Inc., Term B Loan, 6.324% (Term SOFR + 200 bps), 11/26/31	411,173
434,445	Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan, 7.553% (Term SOFR + 325 bps), 4/3/28	437,975
396,007	Nouryon Finance B.V., November 2024 B-2 Dollar Term Loan, 7.554% (Term SOFR + 325 bps), 4/3/28	399,473
	Total Chemicals-Specialty	$3,878,552

	Commercial Services — 2.2%
492,500	AEA International Holdings (Luxembourg) S.a.r.l., First Lien New Term Loan, 7.079% (Term SOFR + 275 bps), 9/7/28	$ 497,425
995,000	DS Parent, Inc., Term Loan B, 9.829% (Term SOFR + 550 bps), 1/31/31	938,409
830,206	Jupiter Buyer, Inc., Initial Term Loan, 9.059% (Term SOFR + 475 bps), 11/1/31	834,530
224,346	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 7.688% (Term SOFR + 325 bps), 12/15/28	224,696
332,500	Vestis Corp., Term B-1 Loan, 6.579% (Term SOFR + 225 bps), 2/22/31	332,985
	Total Commercial Services	$2,828,045

	Computer Data Security — 0.9%
1,139,632	Precisely Software, Inc., First Lien Third Amendment Term Loan, 8.552% (Term SOFR + 400 bps), 4/24/28	$ 1,124,140
	Total Computer Data Security	$1,124,140

	Computer Services — 3.3%
1,374,123	Ahead DB Holdings, LLC, First Lien Term B-3 Loan, 7.329% (Term SOFR + 300 bps), 2/1/31	$ 1,380,278
353,000	Amentum Holdings, Inc., Initial Term Loan, 6.574% (Term SOFR + 225 bps), 9/29/31	349,029
886,777	Fortress Intermediate 3, Inc., Initial Term Loan, 8.074% (Term SOFR + 375 bps), 6/27/31	890,380
941,845	Peraton Corp., First Lien Term B Loan, 8.174% (Term SOFR + 375 bps), 2/1/28	853,154
665,000	SMX Group LLC, Term Loan, 8.802% (Term SOFR + 450 bps), 2/6/32	666,662
	Total Computer Services	$4,139,503

Pioneer Floating Rate Fund, Inc. | 2/28/256

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Software — 0.9%
1,215,625	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.188% (Term SOFR + 375 bps), 10/16/28	$ 1,091,530
	Total Computer Software	$1,091,530

	Computers-Integrated Systems — 0.3%
417,067	NCR Atleos Corp., New Term B Loan, 8.053% (Term SOFR + 375 bps), 4/16/29	$ 418,631
	Total Computers-Integrated Systems	$418,631

	Computers-Memory Devices — 0.4%
500,000	SanDisk Corp., Term Loan B, 7.33% (Term SOFR + 300 bps), 12/13/31	$ 492,500
	Total Computers-Memory Devices	$492,500

	Consulting Services — 1.4%
1,018,996	Ankura Consulting Group LLC, First Lien 2024-2 Repricing Term Loan, 7.824% (Term SOFR + 350 bps), 12/29/31	$ 1,014,919
741,000	First Advantage Holdings LLC, First Lien Term B-2 Loan, 7.574% (Term SOFR + 325 bps), 10/31/31	743,084
	Total Consulting Services	$1,758,003

	Containers-Paper & Plastic — 1.2%
763,206	Pregis TopCo LLC, First Lien Initial Term Loan, 8.324% (Term SOFR + 400 bps), 7/31/26	$ 766,831
343,275	Ring Container Technologies Group LLC, 2024 Refinancing Term Loan, 7.074% (Term SOFR + 275 bps), 8/12/28	343,961
397,000	SupplyOne, Inc., Term B Loan, 8.074% (Term SOFR + 375 bps), 4/19/31	399,854
	Total Containers-Paper & Plastic	$1,510,646

	Cruise Lines — 0.8%
622,506	Carnival Corp., 2025 Repricing Term Loan (2027), 6.318% (Term SOFR + 200 bps), 8/8/27	$ 624,062
389,025	LC Ahab US Bidco LLC, Initial Term Loan, 7.324% (Term SOFR + 300 bps), 5/1/31	392,186
	Total Cruise Lines	$1,016,248

	Diagnostic Equipment — 0.4%
488,608	Curia Global, Inc., First Lien 2021 Term Loan, 8.174% (Term SOFR + 375 bps), 8/30/26	$ 461,938
	Total Diagnostic Equipment	$461,938

7Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Dialysis Centers — 1.2%
1,693,660	U.S. Renal Care, Inc., Closing Date Term Loan, 9.438% (Term SOFR + 500 bps), 6/20/28	$ 1,549,699
	Total Dialysis Centers	$1,549,699

	Direct Marketing — 0.5%
647,182	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.074% (Term SOFR + 275 bps), 3/3/30	$ 646,373
	Total Direct Marketing	$646,373

	Disposable Medical Products — 0.6%
448,597	Medline Borrower LP, Third Amendment Incremental Term Loan, 6.574% (Term SOFR + 225 bps), 10/23/28	$ 449,638
368,547	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.574% (Term SOFR + 325 bps), 5/30/31	370,390
	Total Disposable Medical Products	$820,028

	Distribution & Wholesale — 3.3%
1,077,313	AIP RD Buyer Corp., First Lien Term B Loan, 8.324% (Term SOFR + 400 bps), 12/23/30	$ 1,079,894
805,950	Barentz Midco B.V., USD Facility B2, 8.429% (Term SOFR + 400 bps), 3/1/31	808,469
430,842	Gates Corp., Initial B-5 Dollar Term Loan, 6.074% (Term SOFR + 175 bps), 6/4/31	429,226
500,000(b)	Gloves Buyer, Inc., Initial Term Loan, 1/17/32	496,875
962,447	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.337% (Term SOFR + 300 bps), 6/20/31	961,329
401,192	Windsor Holdings III LLC, 2024 September Dollar Term B Loan, 7.822% (Term SOFR + 350 bps), 8/1/30	402,195
	Total Distribution & Wholesale	$4,177,988

	E-Commerce — 0.4%
490,016	TouchTunes Music Group LLC, First Lien Tranche B-1 Term Loan, 9.079% (Term SOFR + 475 bps), 4/2/29	$ 487,770
	Total E-Commerce	$487,770

	Electric-Generation — 3.1%
353,115	Alpha Generation LLC, Initial Term B Loan, 7.074% (Term SOFR + 275 bps), 9/30/31	$ 354,439
1,080,488	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.574% (Term SOFR + 525 bps), 4/3/28	1,080,038
399,487	Edgewater Generation, L.L.C., 2025 Refinancing Term Loan, 7.324% (Term SOFR + 300 bps), 8/1/30	401,360
379,362	Hamilton Projects Acquiror LLC, Term Loan, 7.324% (Term SOFR + 300 bps), 5/31/31	380,833
Pioneer Floating Rate Fund, Inc. | 2/28/258

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric-Generation — (continued)
717,000	Long Ridge Energy LLC, Term B Advance, 8.814% (Term SOFR + 450 bps), 2/19/32	$ 711,622
492,765	Thunder Generation Funding LLC, Term Loan, 7.329% (Term SOFR + 300 bps), 10/3/31	494,870
496,241	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.074% (Term SOFR + 175 bps), 12/20/30	496,535
	Total Electric-Generation	$3,919,697

	Electric-Integrated — 1.0%
1,050,244	Constellation Renewables LLC, Loan, 6.563% (Term SOFR + 225 bps), 12/15/27	$ 1,051,425
259,149	Talen Energy Supply LLC, 2024-1 Incremental Term B Loan, 6.818% (Term SOFR + 250 bps), 12/13/31	260,121
	Total Electric-Integrated	$1,311,546

	Electronic Composition — 0.8%
1,004,369	Natel Engineering Co., Inc., Initial Term Loan, 10.688% (Term SOFR + 625 bps), 4/30/26	$ 950,384
	Total Electronic Composition	$950,384

	Engines — 1.5%
922,662	Arcline FM Holdings LLC, 2024-2 First Lien New Term Loan, 8.803% (Term SOFR + 450 bps), 6/23/28	$ 923,527
1,010,790	LSF12 Badger Bidco LLC, Initial Term Loan, 10.324% (Term SOFR + 600 bps), 8/30/30	1,004,473
	Total Engines	$1,928,000

	Enterprise Software & Services — 2.3%
1,169,659	Cloud Software Group, Inc., Sixth Amendment Term Loan, 8.079% (Term SOFR + 375 bps), 3/21/31	$ 1,174,776
555,000	Genesys Cloud Services Holdings I LLC, Initial 2025 Dollar Term Loan, 6.824% (Term SOFR + 250 bps), 1/30/32	553,474
320,000	Helios Software Holdings, Inc. (ION Corporate Solutions Finance S.a.r.l.), 2024-B Dollar Term Loan, 7.829% (Term SOFR + 350 bps), 7/18/30	321,600
176,656	Open Text Corp., 2023 Replacement Term Loan, 6.074% (Term SOFR + 175 bps), 1/31/30	176,755
630,245	Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 7.579% (Term SOFR + 325 bps), 10/26/30	635,809
	Total Enterprise Software & Services	$2,862,414

9Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Entertainment Software — 0.4%
498,704(b)	Playtika Holding Corp., Term B-1 Loan, 3/13/28	$ 497,769
	Total Entertainment Software	$497,769

	Finance-Investment Banker — 1.4%
766,000	Citadel Securities LP, 2024-1 Term Loan, 6.329% (Term SOFR + 200 bps), 10/31/31	$ 768,394
684,570	Hudson River Trading LLC, Term B-1 Loan, 7.31% (Term SOFR + 300 bps), 3/18/30	685,068
359,100	Jefferies Finance LLC, Initial Term Loan, 7.322% (Term SOFR + 300 bps), 10/21/31	359,549
	Total Finance-Investment Banker	$1,813,011

	Food-Confectionery — 0.7%
895,506	Fiesta Purchaser, Inc., First Refinancing Term Loan, 7.574% (Term SOFR + 325 bps), 2/12/31	$ 895,941
	Total Food-Confectionery	$895,941

	Food-Dairy Products — 1.3%
1,675,625	Chobani LLC, 2025 New Term Loan, 6.824% (Term SOFR + 250 bps), 10/25/27	$ 1,687,145
	Total Food-Dairy Products	$1,687,145

	Food-Miscellaneous/Diversified — 0.8%
698,250	B&G Foods, Inc., Term B-5 Term Loan, 7.824% (Term SOFR + 350 bps), 10/10/29	$ 695,444
320,966	Savor Acquisition, Inc., Initial Term Loan, 7.573% (Term SOFR + 325 bps), 2/19/32	321,969
	Total Food-Miscellaneous/Diversified	$1,017,413

	Footwear & Related Apparel — 0.2%
187,500	Crocs, Inc., 2024 Refinancing Term Loan, 6.579% (Term SOFR + 225 bps), 2/19/29	$ 188,605
	Total Footwear & Related Apparel	$188,605

	Gambling (Non-Hotel) — 0.6%
222,750	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 6.079% (Term SOFR + 175 bps), 11/30/30	$ 223,272
491,269	Light and Wonder International, Inc., Term B-2 Loan, 6.562% (Term SOFR + 225 bps), 4/16/29	492,599
	Total Gambling (Non-Hotel)	$715,871

Pioneer Floating Rate Fund, Inc. | 2/28/2510

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Golf — 0.5%
659,750	Topgolf Callaway Brands Corp., Initial Term Loan, 7.324% (Term SOFR + 300 bps), 3/15/30	$ 653,730
	Total Golf	$653,730

	Hazardous Waste Disposal — 0.6%
747,537	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 8.337% (Term SOFR + 400 bps), 10/17/30	$ 749,406
	Total Hazardous Waste Disposal	$749,406

	Home Furnishings — 0.4%
496,000	Tempur Sealy International, Inc., 2024 Term B Loan, 6.924% (Term SOFR + 250 bps), 10/24/31	$ 497,085
	Total Home Furnishings	$497,085

	Hotels & Motels — 1.4%
1,267,294(b)	Playa Resorts Holding B.V., 2022 Term Loan, 7.074% (Term SOFR + 275 bps), 1/5/29	$ 1,271,571
492,528	Travel + Leisure Co., 2024 Incremental Term Loan, 6.824% (Term SOFR + 250 bps), 12/14/29	494,375
	Total Hotels & Motels	$1,765,946

	Human Resources — 0.3%
962,500	Ingenovis Health, Inc., First Lien Initial Term Loan, 8.825% (Term SOFR + 425 bps), 3/6/28	$ 437,938
	Total Human Resources	$437,938

	Independent Power Producer — 0.4%
455,375	EFS Cogen Holdings I LLC, Term B Advance, 7.805% (Term SOFR + 350 bps), 10/3/31	$ 456,570
	Total Independent Power Producer	$456,570

	Insurance Brokers — 0.8%
632,727	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.324% (Term SOFR + 300 bps), 2/15/31	$ 632,529
375,269	USI, Inc., 2024-C Term Loan, 6.579% (Term SOFR + 225 bps), 9/29/30	374,331
	Total Insurance Brokers	$1,006,860

11Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Internet Content — 1.0%
812,758	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 8.574% (Term SOFR + 425 bps), 5/3/28	$ 796,565
550,045	MH SUB I, LLC, First Lien 2024 December New Term Loan, 8.574% (Term SOFR + 425 bps), 12/31/31	529,075
	Total Internet Content	$1,325,640

	Internet Financial Services — 0.7%
405,982	Acuris Finance US, Inc., 2024 Dollar Term Loan, 8.079% (Term SOFR + 375 bps), 2/16/28	$ 409,027
420,312	ION Trading Finance Ltd., 2024-B Dollar Term Loan, 7.829% (Term SOFR + 350 bps), 4/1/28	419,721
	Total Internet Financial Services	$828,748

	Internet Security — 0.3%
361,000	Proofpoint, Inc., 2024 Refinancing First Lien Term Loan, 7.324% (Term SOFR + 300 bps), 8/31/28	$ 362,354
	Total Internet Security	$362,354

	Investment Management & Advisory Services — 2.6%
642,934	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 7.375% (Term SOFR + 300 bps), 11/1/30	$ 644,006
320,000	CPI Holdco B LLC, First Amendment Incremental Term Loan, 6.574% (Term SOFR + 225 bps), 5/17/31	319,400
583,519	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.324% (Term SOFR + 300 bps), 4/7/28	585,387
336,677(b)	Focus Financial Partners LLC, Initial Term Loan, 7.574% (Term SOFR + 325 bps), 9/15/31	336,607
212,849	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 7.074% (Term SOFR + 275 bps), 9/15/31	212,494
190,000	GTCR Everest Borrower LLC, Initial Term Loan, 7.079% (Term SOFR + 275 bps), 9/5/31	189,949
1,039,208	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.291% (Term SOFR + 500 bps), 5/30/27	1,006,733
	Total Investment Management & Advisory Services	$3,294,576

	Lasers-System & Components — 0.6%
737,888	Coherent Corp., Term B-2 Loan, 6.324% (Term SOFR + 200 bps), 7/2/29	$ 737,658
	Total Lasers-System & Components	$737,658

Pioneer Floating Rate Fund, Inc. | 2/28/2512

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lottery Services — 0.6%
786,030	Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan, 7.296% (Term SOFR + 300 bps), 4/4/29	$ 786,521
	Total Lottery Services	$786,521

	Machinery-Electrical — 0.4%
488,775	Dynamo Midco B.V., USD Facility B, 8.245% (Term SOFR + 400 bps), 9/30/31	$ 491,371
	Total Machinery-Electrical	$491,371

	Medical Diagnostic Imaging — 0.8%
1,069,310	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.079% (Term SOFR + 475 bps), 12/15/27	$ 1,070,145
	Total Medical Diagnostic Imaging	$1,070,145

	Medical Information Systems — 1.4%
782,279	athenahealth Group, Inc., Initial Term Loan, 7.324% (Term SOFR + 300 bps), 2/15/29	$ 781,790
965,000	One Call Corp., First Lien Term B Loan, 10.062% (Term SOFR + 550 bps), 4/22/27	928,813
	Total Medical Information Systems	$1,710,603

	Medical Labs & Testing Services — 1.7%
712,589	Charlotte Buyer, Inc., First Lien Second Refinancing Term Loan, 8.565% (Term SOFR + 425 bps), 2/11/28	$ 711,401
986,172	Phoenix Guarantor Inc., First Lien Tranche B-5 Term Loan, 6.824% (Term SOFR + 250 bps), 2/21/31	984,734
493,622	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.673% (Term SOFR + 425 bps), 10/1/28	489,509
	Total Medical Labs & Testing Services	$2,185,644

	Medical Products — 0.8%
982,116	Hanger, Inc., Initial Term Loan, 7.824% (Term SOFR + 350 bps), 10/23/31	$ 984,448
	Total Medical Products	$984,448

	Medical-Drugs — 2.5%
945,484(b)	Bausch Health Cos, Inc., Second Amendment Term Loan, 2/1/27	$ 940,462
498,750	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.324% (Term SOFR + 400 bps), 4/23/31	499,581
526,025	Financiere Mendel, Additional Term USD Facility 1, 7.565% (Term SOFR + 325 bps), 11/8/30	528,326
13Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Medical-Drugs — (continued)
513,965	Jazz Pharmaceuticals, Inc., Tranche B-2 Dollar Term Loan, 6.574% (Term SOFR + 225 bps), 5/5/28	$ 515,179
705,883	Padagis LLC, Term B Loan, 9.30% (Term SOFR + 475 bps), 7/6/28	667,059
	Total Medical-Drugs	$3,150,607

	Medical-Generic Drugs — 1.0%
901,875	Amneal Pharmaceuticals LLC, Initial Term Loan, 9.824% (Term SOFR + 550 bps), 5/4/28	$ 918,409
354,287	Perrigo Co., Plc, 2024 Refinancing Term B Loan, 6.324% (Term SOFR + 200 bps), 4/20/29	355,615
	Total Medical-Generic Drugs	$1,274,024

	Medical-Hospitals — 1.3%
266,486	EyeCare Partners LLC, Tranche B Term Loan, 5.393% (Term SOFR + 100 bps), 11/30/28	$ 209,858
969,823	Knight Health Holdings LLC, Term B Loan, 9.688% (Term SOFR + 525 bps), 12/23/28	562,497
892,762	LifePoint Health, Inc., First Lien 2024-2 Refinancing Term Loan, 7.965% (Term SOFR + 350 bps), 5/19/31	862,259
	Total Medical-Hospitals	$1,634,614

	Medical-Wholesale Drug Distribution — 1.4%
442,125	CVET Midco 2 LP, First Lien Initial Term Loan, 9.329% (Term SOFR + 500 bps), 10/13/29	$ 426,973
1,474,969	Gainwell Acquisition Corp., First Lien Term B Loan, 8.429% (Term SOFR + 400 bps), 10/1/27	1,371,722
	Total Medical-Wholesale Drug Distribution	$1,798,695

	Metal Processors & Fabrication — 1.1%
725,401	Grinding Media, Inc. (Molycop Ltd.), First Lien 2024 Incremental Term Loan, 7.819% (Term SOFR + 350 bps), 10/12/28	$ 729,028
722,400	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.04% (Term SOFR + 375 bps), 11/13/28	679,056
	Total Metal Processors & Fabrication	$1,408,084

	Metal-Aluminum — 1.1%
1,427,260	Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, 7.072% (Term SOFR + 275 bps), 8/19/30	$ 1,432,612
	Total Metal-Aluminum	$1,432,612

Pioneer Floating Rate Fund, Inc. | 2/28/2514

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining Services — 0.1%
178,900	Flame NewCo LLC, First Lien New Money Exit Term Loan, 6.424% (Term SOFR + 200 bps), 6/30/28	$ 175,322
	Total Mining Services	$175,322

	Non-hazardous Waste Disposal — 0.4%
496,000	Tidal Waste & Recycling Holdings LLC, Initial Term Loan, 7.829% (Term SOFR + 350 bps), 10/24/31	$ 498,944
	Total Non-hazardous Waste Disposal	$498,944

	Office Automation & Equipment — 0.5%
622,000	Pitney Bowes, Inc., Tranche B Term Loan, 8.074% (Term SOFR + 375 bps), 2/9/32	$ 618,890
	Total Office Automation & Equipment	$618,890

	Oil & Gas Drilling — 0.6%
698,250	WaterBridge Midstream Operating LLC, Term Loan B, 9.077% (Term SOFR + 475 bps), 6/27/29	$ 696,941
	Total Oil & Gas Drilling	$696,941

	Pastoral & Agricultural — 0.5%
630,500	Alltech, Inc., Term B Loan, 8.438% (Term SOFR + 400 bps), 10/13/28	$ 630,697
	Total Pastoral & Agricultural	$630,697

	Pharmacy Services — 0.3%
339,500	Option Care Health, Inc., 2021 First Lien Refinancing Term Loan, 6.574% (Term SOFR + 225 bps), 10/27/28	$ 341,303
	Total Pharmacy Services	$341,303

	Physical Practice Management — 0.3%
424,700	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 8.09% (Term SOFR + 350 bps), 6/28/28	$ 397,095
	Total Physical Practice Management	$397,095

	Physical Therapy & Rehabilitation Centers — 2.1%
912,380	Summit Behavioral Healthcare LLC, First Lien Tranche B-1 Term Loan, 8.574% (Term SOFR + 425 bps), 11/24/28	$ 786,168
2,145,973	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.802% (Term SOFR + 425 bps), 11/20/26	1,886,310
	Total Physical Therapy & Rehabilitation Centers	$2,672,478

	Pipelines — 2.9%
1,054,531	Brazos Delaware II LLC, Refinancing Term Loan, 7.824% (Term SOFR + 350 bps), 2/11/30	$ 1,058,486
15Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
645,088	Buckeye Partners LP, 2025 Tranche B-6 Term Loan, 6.074% (Term SOFR + 175 bps), 11/22/30	$ 646,073
352,000	Epic Crude Services LP, Term Loan , 7.302% (Term SOFR + 300 bps), 10/15/31	353,724
191,134	GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan, 6.302% (Term SOFR + 200 bps), 10/4/30	191,194
465,053	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 8.924% (Term SOFR + 450 bps), 9/19/29	466,990
953,261	Traverse Midstream Partners LLC, Advance, 7.291% (Term SOFR + 300 bps), 2/16/28	956,836
	Total Pipelines	$3,673,303

	Printing-Commercial — 0.7%
382,117	Cimpress Plc, 2024-2 Refinancing Tranche B-1 Term Loan, 6.824% (Term SOFR + 250 bps), 5/17/28	$ 383,072
493,000	Verde Purchaser LLC, Initial Term Loan, 8.829% (Term SOFR + 400 bps), 11/30/30	494,040
	Total Printing-Commercial	$877,112

	Professional Sports — 0.4%
350,804	Formula One Management Ltd., Facility B, 6.329% (Term SOFR + 200 bps), 9/30/31	$ 352,156
175,402(b)	Formula One Management Ltd., Incremental Term Facility, 9/10/31	176,078
	Total Professional Sports	$528,234

	Property & Casualty Insurance — 2.5%
307,741	Asurion LLC, First Lien New B-12 Term Loan, 8.574% (Term SOFR + 425 bps), 9/19/30	$ 307,132
790,559	Asurion LLC, New B-10 Term Loan, 8.424% (Term SOFR + 400 bps), 8/19/28	789,669
243,079	Asurion LLC, New B-11 Term Loan, 8.674% (Term SOFR + 425 bps), 8/19/28	243,194
481,250	Asurion LLC, New B-9 Term Loan, 7.688% (Term SOFR + 325 bps), 7/31/27	481,190
1,345,008	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 7.313% (Term SOFR + 300 bps), 7/31/31	1,346,857
	Total Property & Casualty Insurance	$3,168,042

Pioneer Floating Rate Fund, Inc. | 2/28/2516

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Protection-Safety — 0.5%
656,704	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.313% (Term SOFR + 200 bps), 10/13/30	$ 656,294
	Total Protection-Safety	$656,294

	Publishing — 1.8%
845,750	Cengage Learning, Inc., 2024 Refinancing Term Loan, 7.822% (Term SOFR + 350 bps), 3/24/31	$ 845,750
782,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.674% (Term SOFR + 525 bps), 4/9/29	756,952
624,632	McGraw-Hill Education, Inc., 2025 Term Loan, 7.552% (Term SOFR + 325 bps), 8/6/31	628,926
	Total Publishing	$2,231,628

	Publishing-Periodicals — 0.3%
364,730	MJH Healthcare Holdings LLC, 2024 Refinancing Term B Loan, 7.674% (Term SOFR + 325 bps), 1/28/29	$ 364,958
	Total Publishing-Periodicals	$364,958

	Radio — 0.4%
552,000(b)	Townsquare Media LLC, Term Loan B, 2/6/30	$ 525,780
	Total Radio	$525,780

	Recreational Centers — 2.1%
1,097,948	Bulldog Purchaser, Inc., First Lien 2024 New Term Loan, 8.046% (Term SOFR + 375 bps), 6/27/31	$ 1,098,978
1,370,890	Fitness International LLC, Term B Loan, 9.574% (Term SOFR + 525 bps), 2/12/29	1,388,598
175,000	Life Time, Inc., 2024 New Term Loan, 6.796% (Term SOFR + 250 bps), 11/5/31	175,469
	Total Recreational Centers	$2,663,045

	Recycling — 0.6%
820,977	LTR Intermediate Holdings, Inc., Initial Term Loan, 8.938% (Term SOFR + 450 bps), 5/5/28	$ 800,966
	Total Recycling	$800,966

	REITS-Storage — 0.2%
188,100	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.324% (Term SOFR + 200 bps), 1/31/31	$ 188,139
	Total REITS-Storage	$188,139

	Rental Auto & Equipment — 1.0%
870,550	Albion Financing 3 S.a.r.l., 2025 Amended U.S. Dollar Term Loan, 7.293% (Term SOFR + 300 bps), 8/16/29	$ 878,168
17Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Rental Auto & Equipment — (continued)
414,710	Hertz Corp., Initial Term B Loan, 7.938% (Term SOFR + 350 bps), 6/30/28	$ 361,212
80,991	Hertz Corp., Initial Term C Loan, 7.938% (Term SOFR + 350 bps), 6/30/28	70,543
	Total Rental Auto & Equipment	$1,309,923

	Retail — 5.9%
684,000	Great Outdoors Group LLC, Term B-3 Loan, 7.574% (Term SOFR + 325 bps), 1/23/32	$ 687,591
669,051	Harbor Freight Tools USA, Inc., Replacement Term Loan, 6.824% (Term SOFR + 250 bps), 6/11/31	662,099
994,752	Highline Aftermarket Acquisition, LLC, First Lien 2025-1 Term Loan, 7.824% (Term SOFR + 350 bps), 2/19/30	999,726
969,333	Kodiak BP LLC, Initial Term Loan, 8.046% (Term SOFR + 375 bps), 12/4/31	968,878
1,013,250	Michaels Cos, Inc., Term B Loan, 8.84% (Term SOFR + 425 bps), 4/15/28	827,909
969,191	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.84% (Term SOFR + 325 bps), 3/3/28	898,521
1,013,250	PetSmart LLC, Initial Term Loan, 8.174% (Term SOFR + 375 bps), 2/11/28	1,011,983
1,215,683	RVR Dealership Holdings LLC, Term Loan, 8.174% (Term SOFR + 375 bps), 2/8/28	1,145,781
249,375	White Cap Supply Holdings, LLC, Tranche C Term Loan, 7.574% (Term SOFR + 325 bps), 10/19/29	248,922
	Total Retail	$7,451,410

	Retail-Catalog Shopping — 0.3%
486,673	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 7.891% (Term SOFR + 350 bps), 11/1/28	$ 330,938
	Total Retail-Catalog Shopping	$330,938

	Retail-Miscellaneous/Diversified — 0.6%
397,000	Peer Holding III B.V., Facility B4, 7.579% (Term SOFR + 325 bps), 10/28/30	$ 398,861
360,000	Peer Holding III B.V., USD Additional Facility 2, 7.329% (Term SOFR + 300 bps), 7/1/31	361,462
	Total Retail-Miscellaneous/Diversified	$760,323

Pioneer Floating Rate Fund, Inc. | 2/28/2518

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail-Restaurants — 0.5%
382,080	1011778 B.C. Unlimited Liability Co., Term B-6 Loan, 6.074% (Term SOFR + 175 bps), 9/20/30	$ 381,274
249,375	Raising Cane’s Restaurants LLC, Initial Term Loan, 6.324% (Term SOFR + 200 bps), 9/18/31	249,344
	Total Retail-Restaurants	$630,618

	Schools — 0.3%
421,580	Bach Finance Ltd., Eleventh Amendment First Lien Dollar Term Loan, 7.496% (Term SOFR + 325 bps), 1/9/32	$ 424,478
	Total Schools	$424,478

	Security Services — 2.6%
1,382,884	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.174% (Term SOFR + 375 bps), 5/12/28	$ 1,386,110
1,944,972	Garda World Security Corp., Twelfth Additional Term Loan, 7.308% (Term SOFR + 300 bps), 2/1/29	1,952,266
	Total Security Services	$3,338,376

	Telecom Services — 0.8%
1,009,000	Windstream Services LLC, 2024 Term Loan, 9.174% (Term SOFR + 475 bps), 10/1/31	$ 1,019,090
	Total Telecom Services	$1,019,090

	Telephone-Integrated — 0.8%
500,000	Level 3 Financing, Inc., Term B-1, 10.884% (Term SOFR + 656 bps), 4/16/29	$ 506,205
500,000	Level 3 Financing, Inc., Term B-2, 10.884% (Term SOFR + 656 bps), 4/15/30	506,116
	Total Telephone-Integrated	$1,012,321

	Television — 0.2%
288,550	Gray Television, Inc., Term F Loan, 9.559% (Term SOFR + 525 bps), 6/4/29	$ 273,281
	Total Television	$273,281

	Theaters — 1.5%
1,187,156	Cirque du Soleil Canada, Inc., Refinancing Term Loan, 8.079% (Term SOFR + 375 bps), 3/8/30	$ 1,179,241
675,000	Crown Finance US, Inc., Initial Term Loan, 9.559% (Term SOFR + 525 bps), 12/2/31	674,409
	Total Theaters	$1,853,650

19Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Transport-Air Freight — 0.3%
367,000(b)	Stonepeak Nile Parent LLC, Term Loan B, 2/4/32	$ 366,465
	Total Transport-Air Freight	$366,465

	Transportation Services — 2.8%
1,477,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 8.302% (Term SOFR + 400 bps), 4/8/30	$ 1,481,000
1,005,548	Carriage Purchaser, Inc., Term B Loan, 8.324% (Term SOFR + 400 bps), 10/2/28	1,010,262
532,107	First Student Bidco, Inc., Initial Term B Loan, 6.892% (Term SOFR + 250 bps), 7/21/28	531,996
162,724	First Student Bidco, Inc., Initial Term C Loan, 6.892% (Term SOFR + 250 bps), 7/21/28	162,691
368,322	First Student Bidco, Inc., TLB-2 Loan, 6.892% (Term SOFR + 250 bps), 7/21/28	367,976
	Total Transportation Services	$3,553,925

	Transport-Rail — 0.3%
331,170	Genesee & Wyoming Inc., Initial Term Loan, 6.079% (Term SOFR + 175 bps), 4/10/31	$ 330,135
	Total Transport-Rail	$330,135

	Veterinary Diagnostics — 0.7%
338,685	Elanco Animal Health, Inc., Term Loan, 6.159% (Term SOFR + 175 bps), 8/1/27	$ 338,632
534,569	Southern Veterinary Partners LLC, First Lien 2024-3 New Term Loan, 7.715% (Term SOFR + 325 bps), 12/4/31	535,989
	Total Veterinary Diagnostics	$874,621

	Total Senior Secured Floating Rate Loan Interests (Cost $162,648,270)	$159,915,128

Shares
	Common Stocks — 0.7% of Net Assets
	Construction & Engineering — 0.0%†
9,729(d)	LB New Holdco	$ 62,022
	Total Construction & Engineering	$62,022

	Metals & Mining — 0.0%†
2,625(d)	Flame Co.	$ 10,500
	Total Metals & Mining	$10,500

Pioneer Floating Rate Fund, Inc. | 2/28/2520

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Shares		Value
	Passenger Airlines — 0.7%
40,684(d)	Grupo Aeromexico SAB de CV	$ 841,233
	Total Passenger Airlines	$841,233

	Total Common Stocks (Cost $385,644)	$913,755

Principal Amount USD ($)
	Asset Backed Securities — 2.3% of Net Assets
1,000,000(a)	Assurant CLO IV, Ltd., Series 2019-4A, Class E, 11.555% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	$ 997,801
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	1,008,958
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 11.58% (3 Month Term SOFR + 726 bps), 2/14/31 (144A)	996,250
	Total Asset Backed Securities (Cost $2,998,915)	$3,003,009

	Collateralized Mortgage Obligations—2.1% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.352% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 389,700
230,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.152% (SOFR30A + 780 bps), 11/25/41 (144A)	249,098
490,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.602% (SOFR30A + 625 bps), 9/25/41 (144A)	516,517
250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.452% (SOFR30A + 710 bps), 1/25/42 (144A)	268,907
320,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.852% (SOFR30A + 850 bps), 2/25/42 (144A)	353,160
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.966% (SOFR30A + 1,061 bps), 2/25/47 (144A)	888,743
	Total Collateralized Mortgage Obligations (Cost $2,454,897)	$2,666,125

	Commercial Mortgage-Backed Securities—1.0% of Net Assets
420,000(a)	BX Trust, Series 2022-PSB, Class F, 11.645% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 424,175
21Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
37,118(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.689% (SOFR30A + 636 bps), 1/25/27 (144A)	$ 34,135
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	777,445
	Total Commercial Mortgage-Backed Securities (Cost $1,265,730)	$1,235,755

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
20,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 20,960
	Total Entertainment	$20,960

	Total Convertible Corporate Bonds (Cost $20,000)	$20,960

	Corporate Bonds — 12.4% of Net Assets
	Advertising — 0.8%
550,000	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30 (144A)	$ 561,613
500,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	484,389
	Total Advertising	$1,046,002

	Aerospace & Defense — 0.4%
500,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 499,782
	Total Aerospace & Defense	$499,782

	Airlines — 0.4%
500,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	$ 519,051
	Total Airlines	$519,051

	Banks — 0.2%
255,000(e)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 213,088
	Total Banks	$213,088

	Chemicals — 1.1%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 237,669
500,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	517,518
Pioneer Floating Rate Fund, Inc. | 2/28/2522

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
300,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	$ 297,292
390,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	349,006
	Total Chemicals	$1,401,485

	Commercial Services — 1.2%
545,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	$ 564,945
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	482,624
500,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	470,882
	Total Commercial Services	$1,518,451

	Electric — 1.1%
500,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	$ 507,108
650,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	578,596
300,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	286,351
	Total Electric	$1,372,055

	Healthcare-Services — 0.4%
460,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	$ 470,233
	Total Healthcare-Services	$470,233

	Internet — 0.4%
500,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 496,250
	Total Internet	$496,250

	Iron & Steel — 0.3%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 402,951
	Total Iron & Steel	$402,951

	Lodging — 0.7%
500,000	Melco Resorts Finance, Ltd., 5.375%, 12/4/29 (144A)	$ 463,121
500,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	483,043
	Total Lodging	$946,164

	Media — 1.1%
490,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 440,258
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	269,433
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	195,281
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	512,315
	Total Media	$1,417,287

23Pioneer Floating Rate Fund, Inc. | 2/28/25

Principal Amount USD ($)		Value
	Mining — 0.8%
925,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 963,960
	Total Mining	$963,960

	Oil & Gas — 0.8%
600,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 581,029
500,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	496,289
	Total Oil & Gas	$1,077,318

	Pipelines — 0.2%
300,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	$ 279,700
	Total Pipelines	$279,700

	Real Estate — 0.3%
390,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 353,227
	Total Real Estate	$353,227

	REITS — 0.7%
390,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	$ 405,598
478,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	510,377
	Total REITS	$915,975

	Software — 0.8%
500,000	Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29 (144A)	$ 463,847
500,000	Cloud Software Group, Inc., 6.50%, 3/31/29 (144A)	491,816
	Total Software	$955,663

	Telecommunications — 0.7%
275,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 299,406
530,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	547,901
	Total Telecommunications	$847,307

	Total Corporate Bonds (Cost $15,649,925)	$15,695,949

	Insurance-Linked Securities — 2.0% of Net Assets#
	Event Linked Bonds — 2.0%
	Multiperil – U.S. — 1.4%
250,000(a)	Bonanza Re, 8.044%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 248,400
Pioneer Floating Rate Fund, Inc. | 2/28/2524

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Matterhorn Re, 9.622%, (SOFR + 525 bps), 3/24/25 (144A)	$ 249,625
250,000(a)	Residential Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	253,200
250,000(a)	Residential Re, 10.344%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	244,800
250,000(a)	Sanders Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	245,750
250,000(a)	Sanders Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	248,950
250,000(a)	Sanders Re III, 7.704%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	245,875
		$1,736,600

	Windstorm – North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 13.884%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 250,625
	Windstorm – Texas — 0.2%
250,000(a)	Alamo Re, 11.816%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	$ 253,500
	Windstorm – U.S. Regional — 0.2%
250,000(a)	Commonwealth Re, 8.057%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 252,400
	Total Event Linked Bonds	$2,493,125

Face Amount USD ($)
Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
250,000(d)(g)+	Harambee Re 2018, 12/31/25	$ 150
250,000(g)+	Harambee Re 2019, 12/31/25	—
$150

25Pioneer Floating Rate Fund, Inc. | 2/28/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.0%†
12,278(g)+	Alturas Re 2022-2, 12/31/27	$ 687
199,590(d)(g)+	Lorenz Re 2019, 6/30/25	3,273
		$3,960

	Total Reinsurance Sidecars	$4,110

	Total Insurance-Linked Securities (Cost $2,539,125)	$2,497,235

Shares
	SHORT TERM INVESTMENTS — 2.2% of Net Assets
	Open-End Fund — 2.2%
2,701,301(h)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 2,701,301
		$2,701,301

	TOTAL SHORT TERM INVESTMENTS (Cost $2,701,301)	$2,701,301

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 149.0% (Cost $190,663,807)	$188,649,217
	OTHER ASSETS AND LIABILITIES — (49.0)%	$(62,006,045)
	net assets — 100.0%	$126,643,172

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Pioneer Floating Rate Fund, Inc. | 2/28/2526

Schedule of Investments  |  2/28/25
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $24,279,175, or 19.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2025.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	2/12/2025	$254,687	$253,500
Alturas Re 2022-2	4/11/2023	—	687
Bonanza Re	12/16/2024	250,000	248,400
Cape Lookout Re	3/16/2022	250,000	250,625
Commonwealth Re	6/15/2022	250,000	252,400
Harambee Re 2018	12/19/2017	4,347	150
Harambee Re 2019	12/20/2018	—	—
Lorenz Re 2019	6/26/2019	30,091	3,273
Matterhorn Re	3/10/2022	250,000	249,625
Residential Re	10/28/2021	250,000	244,800
Residential Re	11/4/2024	250,000	253,200
Sanders Re	12/10/2024	250,000	245,750
27Pioneer Floating Rate Fund, Inc. | 2/28/25

Restricted Securities	Acquisition date	Cost	Value
Sanders Re	12/10/2024	$250,000	$248,950
Sanders Re III	3/22/2022	250,000	245,875
Total Restricted Securities			$2,497,235
% of Net assets			2.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	888,011	MXN	18,229,675	Bank of America NA	3/27/25	$4,580
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$4,580
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN — Mexican Peso
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$159,915,128	$—	$159,915,128
Common Stocks	—	913,755	—	913,755
Asset Backed Securities	—	3,003,009	—	3,003,009
Collateralized Mortgage Obligations	—	2,666,125	—	2,666,125
Commercial Mortgage-Backed Securities	—	1,235,755	—	1,235,755
Convertible Corporate Bonds	—	20,960	—	20,960
Corporate Bonds	—	15,695,949	—	15,695,949
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	150	150
Multiperil – Worldwide	—	—	3,960	3,960
Pioneer Floating Rate Fund, Inc. | 2/28/2528

Schedule of Investments  |  2/28/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$2,493,125	$—	$2,493,125
Open-End Fund	2,701,301	—	—	2,701,301
Total Investments in Securities	$2,701,301	$185,943,806	$4,110	$188,649,217
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$4,580	$—	$4,580
Total Other Financial Instruments	$—	$4,580	$—	$4,580
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
29Pioneer Floating Rate Fund, Inc. | 2/28/25